INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets
Schedule of intangible assets

	Patent	Concession Right	Software	Total
	CNY	CNY	CNY	CNY
Cost
As of January 1, 2021 (As adjusted)	22,878	—	274	23,152
Transfer in	—	20,430	—	20,430
As of December 31, 2021	22,878	20,430	274	43,582

Accumulated amortization and impairment
As of January 1, 2021 (As adjusted)	(22,388)	—	(121)	(22,509)
Amortization charge	(105)	(730)	(49)	(884)
As of December 31, 2021	(22,493)	(730)	(170)	(23,393)

Net carrying amount
As of December 31, 2021	385	19,700	104	20,189

Cost
As of January 1, 2022 and June 30, 2022	22,878	20,430	274	43,582

Accumulated amortization and impairment losses
As of January 1, 2022	(22,493)	(730)	(170)	(23,393)
Amortization charge	(19)	(365)	(20)	(404)
As of June 30, 2022	(22,512)	(1,095)	(190)	(23,797)

Net carrying amount
As of June 30, 2022	366	19,335	84	19,785
As of June 30, 2022 (US$)	55	2,886	12	2,953